11. BORROWINGS, FINANCING AND DEBENTURES (Details Narrative) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Borrowings Financing And Debentures Details Narrative
Accrued commision on risk assumption	R$ 30,843